EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT (Details Narrative) - $ / shares	Jul. 22, 2025	Jan. 27, 2025	Dec. 20, 2024
IfrsStatementLineItems [Line Items]
Number of shares outstanding		2,587,500	2,583,820
Ordinary shares [member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	2,250,000
Exercise price of outstanding share options	$ 5.13